CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of cash and cash equivalents

		Consolidated
	12/31/2024	12/31/2023
Cash and banks
In Brazil	701,494	103,383
Abroad	13,318,603	10,797,192
	14,020,097	10,900,575

Financial investments
In Brazil	7,688,051	4,227,916
Abroad	1,602,049	917,727
	9,290,100	5,145,643
	23,310,197	16,046,218